Operating costs - Key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Short-term employee benefits	£ 7	£ 8	£ 8
Post-employment benefits	1	1	1
Share-based payments	3	3	6
Total key management compensation	£ 11	£ 12	£ 15